Contingent Earnout Liability - Narrative (Details)						3 Months Ended		12 Months Ended
	Aug. 10, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($) $ / shares shares	Aug. 10, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($) item $ / shares	Aug. 10, 2023 USD ($) D $ / shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument, contingent consideration, liability, earnout period	5 years	5 years	5 years	5 years	5 years
Warrant and SEPA liabilities	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 14,580,000		$ 17,100,000	$ 369,000
Contingent earnout liability	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	$ 28,927,000	22,620,000		18,632,000	0
Change in fair value of SEPA and warrant liabilities						$ 2,521,000	$ 2,421,000	$ (10,855,000)	$ (2,186,000)
Estimated dividend yield
Derivative Instruments, Gain (Loss) [Line Items]
Contingent earnout liability, measurement input						0		0		0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Earnout period, threshold trading days				20	20
Earnout period, threshold consecutive trading days	20
Maximum
Derivative Instruments, Gain (Loss) [Line Items]
Earnout period, threshold consecutive trading days	30				30
Tranche One
Derivative Instruments, Gain (Loss) [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 15.00	$ 15.00	$ 15.00	$ 15.00	$ 15.00
Tranche Two
Derivative Instruments, Gain (Loss) [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	20.00	20.00	$ 20.00	20.00	20.00
Tranche Three
Derivative Instruments, Gain (Loss) [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	25.00	25.00	$ 25.00	25.00	25.00
Tranche Four
Derivative Instruments, Gain (Loss) [Line Items]
Earnout shares vesting percentage			25
Earnout shares vesting requirement, weighted average price per share (in dollars per share) | $ / shares	$ 30.00	$ 30.00	$ 30.00	$ 30.00	$ 30.00
Contingent earnout liability
Derivative Instruments, Gain (Loss) [Line Items]
Shares unvested (in shares) | shares		3,125,000
Contingent earnout liability
Derivative Instruments, Gain (Loss) [Line Items]
Change in fair value of SEPA and warrant liabilities						$ 3,988,000